Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Principal Amount and Unamortized Debt Issuance Costs,Net
The outstanding principal amount and related unamortized debt issuance costs, net, are summarized as follows (in thousands):

	As of December 31,
	2021	2020
First Lien Principal amount	$265,696	$771,648
Revolving Credit Facility Principal Amount	—	13,400
Less: original issue discount	(438)	(1,702)
Less: unamortized deferred financing costs	(2,956)	(11,473)

Total principal amount and related unamortized debt issuance costs, net	$262,302	$771,873

Schedule of Future Minimum Principal Payments under Debt Agreement	Future minimum principal payments under the debt agreement as of December 31, 2021 are as follows (in thousands):

2022	$—
2023	—
2024	265,696

Total minimum principal payments on debt	$265,696